Annual Total Returns [BarChart] - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF	Mar. 01, 2021
Bar Chart Table:
2019	25.58%
2020	7.30%